NATURE OF OPERATIONS AND GOING CONCERN (Details Narrative) - CAD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
NATURE OF OPERATIONS AND GOING CONCERN
Total comprehensive loss	$ (1,363,638)	$ (6,923,964)	$ (4,023,466)
Accumulated deficit	$ (41,787,524)	$ (40,294,989)